Taxation	12 Months Ended
Dec. 31, 2020
Taxation
Taxation

10   Taxation

a   PRC Value Added Tax

The Group’s subsidiaries and VIEs incorporated in China are subject to 6% VAT for revenues from providing online English language education services, 9% VAT for revenues from providing online learning materials(10% VAT before April, 2019) and 13% VAT for revenues from selling textbooks. To record VAT payable, the Group adopted the net presentation method, which presents the difference between the output VAT (at a rate of 6%, 9%, 10% and 13%) and the available input VAT amount (at the rate applicable to the supplier). Output VAT is an amount collected from customers on behalf of government, and is not included in the transaction price with customers.

b    Income taxes

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

10   Taxation (Continued)

Hong Kong

Commencing from the year of assessment 2019/2020, the first HK$2 million of profits earned by the Group’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong.

Philippines

Entities incorporated in the Philippines are subject to enterprise income tax in the Philippines at a rate of 30%. As of December 31, 2019 and 2020, the Company’s subsidiaries and VIE in the Philippines had an accumulated profit. The deferred tax assets for the Philippine subsidiaries and VIE as at December 31, 2019 and 2020 are mainly from accrued expenses and other current liabilities, for which no valuation allowance has been provided, as management believes it is more likely than not that these assets will be realized in the future. Payments of dividends by Philippines Co I, Philippines Co II and Philippines Co III are subject to withholding tax in the Philippines at the rate of 30%. As of December 31, 2018, 2019 and 2020, the Group did not record any withholding tax on the retained earnings of its subsidiaries and consolidated VIE in the Philippines, as the impact was immaterial as of December 31, 2018, 2019 and 2020. Philippines Co II has been registered with the Philippine Economic Zone Authority, or PEZA , as an Eco zone IT Enterprise since December 19, 2014. As such, it is entitled to an income tax holiday, or 100% exemption from corporate income tax, for four years from its PEZA registration, the tax and duty free importation of raw materials, capital equipment, machineries and spare parts, VAT zero-rating for local purchases of goods and services, and exemption from payment of local government imposts, fees, licenses, and taxes, and exemption from expanded withholding tax under Philippines tax law. The income tax holiday was extended to March, 2020. Philippine Co II has submitted certain document to extend another three years of the income tax holiday status, and they are still under evaluation of tax authority as of the financial statements issuance date.

Since Philippines Co I and Philippines Co III are not within any special economic zone territory, these corporations are subject to a corporate income tax of 30% of the taxable net income on all income derived during each taxable year from sources within and outside of the Philippines. In addition to the 30% corporate income tax, these two companies are also subject to 12% of Value Added Tax on all income generated within the Philippines.

PRC

Effective January 1, 2008, the Enterprise Income Tax Law (the “EIT Law”) in China unifies the enterprise income tax rate for the entities incorporated in China at 25% and grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) and Software Enterprises. Under these preferential tax treatments, HNTEs are entitled to an income tax rate of 15%. In December 2016, Dasheng Online obtained the HNTEs certification and renewed the certification in December 2019. Dasheng Online was subject to preferential tax rate of 15% for the years ended December 31, 2018, 2019 and 2020. The Company’s consolidated VIEs operated in PRC were subject to tax statutory rate of 25% for the years ended December 31, 2018, 2019 and 2020.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC should be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

10   Taxation (Continued)

In addition, the SAT Circular 82 issued by the SAT in April 2009 specifies that certain offshore incorporated enterprises controlled by PRC enterprises or PRC enterprise groups will be classified as PRC resident enterprises if the following are located or resident in the PRC: senior management personnel and departments that are responsible for daily production, operation and management; financial and personnel decision making bodies; key properties, accounting books, company seal, minutes of board meetings and shareholders’ meetings; and half or more of the senior management or directors having voting rights. Further to SAT Circular 82, the SAT issued the SAT Bulletin 45, which took effect in September 2011, to provide more guidance on the implementation of SAT Circular 82. SAT Bulletin 45 provides for procedures and administration details of determination on resident status and administration on post-determination matters.

Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

PRC Withholding Tax on Dividends

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous EIT Law. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Notice 9 on February 3, 2018, which provides that a “beneficial owner” refers to a person who has ownership and disposal rights to the income or any rights and assets arising from such income, and the tax authority is discretionary to determine whether an enterprise is determined as a “beneficial owner.”

Dasheng Zhixing, Dasheng HAWO, Dasheng Zhiyun and their subsidiaries are controlled by the Company through various contractual agreements. To the extent that Dasheng Zhixing, Dasheng HAWO, Dasheng Zhiyun and their subsidiaries have undistributed earnings; the Company will accrue appropriate expected tax associated with repatriation of such undistributed earnings.

As of December 31, 2018, 2019 and 2020, the Company did not record any withholding tax on the retained earnings of its subsidiary and consolidated VIEs in the PRC as they were still in accumulated deficit position.

	For the year ended December 31,
	2018			2019			2020
	Overseas	PRC		Overseas	PRC		Overseas	PRC
	entities	entities	Total	entities	entities	Total	entities	entities	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Income/(loss) before income tax expenses	13,490	(426,304)	(412,814)	61,124	(160,476)	(99,352)	25,645	117,216	142,861
Current income tax expenses	3,807	—	3,807	5,221	—	5,221	5,802	28	5,830
Deferred income tax expenses/(benefits)	176	(103)	73	(132)	(21)	(153)	(247)	(9,684)	(9,931)
Income tax expenses/(benefits)	3,983	(103)	3,880	5,089	(21)	5,068	5,555	(9,656)	(4,101)

10   Taxation (Continued)

The combined effects of the income tax exemption and reduction available to the Group are as follows (in thousands, except per share data):

	Year Ended December 31,
	2018	2019	2020
Tax holiday effect	1,385	622	(13,163)
Basic and diluted loss per share effect	0.00	0.00	(0.04)

Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations

Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group's effective tax rate is as follows:

	As of December 31,
	2018	2019	2020
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction	(0.78)%	0.08%	(0.44)%
Effect on tax holiday	0.34%	0.99%	9.21%
Changes in valuation allowance	(8.14)%	(16.91)%	(38.91)%
Permanent book-tax differences—non-deductible expenses	(17.36)%	(14.26)%	2.27%
Effective tax rate	(0.94)%	(5.10)%	(2.87)%

c.    Deferred Tax Assets and Liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Tax loss carryforwards	241,136	175,198
Accruals and other liabilities	3,458	6,414
Advertising expenses carryforwards	73,182	83,290
Share based compensation	—	2,856
Intra-company intangible assets transfer	—	11,946
Defined benefits liabilities	337	584
Total deferred tax assets	318,113	280,288
Less: Deferred tax liabilities - deffered sales commissions	(42,143)	(49,968)
Less: Valuation allowance	(275,633)	(220,052)
Total deferred tax assets, net	337	10,268

RMBnil, RMB6,813, RMB220,631, RMB44,279 and RMB89,803 of the tax loss carryforwards will expire in the years ended December 31, 2021, 2022, 2023, 2024 and 2025, respectively.

Based on available evidence, both positive and negative, the Group believes it is more-likely-than-not that the deferred tax assets for Beijing Zhixing, one of the Group’s VIE, will be partially realizable. Beijing Zhixing has maintained a gain position since 2019Q3, and the Group’s forecast for the future represents an increasing trend. The Group believes the VIE’s valuation allowance would be reversed partially considering historical taxable income, projected future taxable income, and the expected timing of the reversals of existing taxable temporary differences.

10   Taxation (Continued)

The Group’s judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute our business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, the Group’s income tax provision would increase or decrease in the period in which the assessment is changed.

Movement of Valuation Allowance

The following table shows the movement of valuation allowance for the periods presented:

	For the year ended December 31,
	2019	2020
	RMB	RMB
Balance at beginning of the year	(258,835)	(275,633)
Provision	(25,727)	(50,258)
Current period reversal	8,929	105,839
Balance at end of the year	(275,633)	(220,052)